Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment
Schedule of Property and equipment, net

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Vehicles	27,599	28,591	4,145
Electronic equipment	2,558	5,156	748
Leasehold improvement	417	417	60
Furniture	333	459	67
Less: Accumulated depreciation	(15,993)	(23,173)	(3,360)
Total property and equipment, net	14,914	11,450	1,660